Goodwill - Summary of Goodwill (Details) - Goodwill - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Changes in goodwill [abstract]
Beginning balance	£ 126,142	£ 56,995
Acquired through business combinations (Restated)	12,780	75,493
Effect of foreign exchange translations	6,994	(6,346)
Ending balance	£ 145,916	£ 126,142